Document And Entity Information	6 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Entity Registrant Name	Cliffwater Corporate Lending Fund
Document Type	N-CSRS/A
Amendment Flag	true
Amendment Description	The Registrant is filing this amendment to its Form NCSRS for the period ended September 30, 2023 to show swap interest expense as a line item in the Statement of Operations.
Entity Central Index Key	0001735964
Document Period End Date	Sep. 30, 2023